LEASE AND OTHER RECEIVABLES, NET - SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR TENANT NOTES RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease And Other Receivables Net
Gross carrying amount - short term	$ 518,091	$ 818,250
Loss allowance provision - short term	(8,548)	(13,501)
Tenant notes receivable - short term, net	509,543	804,749
Gross carrying amount - long term	1,777,952	6,103,015
Loss allowance provision - long term	(29,336)	(100,700)
Tenant notes receivable - long term, net	$ 1,748,616	$ 6,002,315